Schedule of Accounts Payable and Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	€ 5,820	€ 5,725
Notes payable	516	570
Trade accounts and notes payable	€ 6,336	€ 6,295